Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 763
2024	500
2025	188
2026	76
2027	¥ 59